STAFF COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff Costs [Abstract]
Wages and salaries	$ 74,316	$ 43,368	$ 29,608
Social security costs	9,295	4,657	3,030
Employee benefits and travel	6,709	3,943	5,834
Equity-settled stock compensation expense (see Note 28)	2,021	2,817	1,340
Cash-settled stock compensation expense (see Note 28)	3,528	2,377	1,057
Total staff costs	$ 95,870	$ 57,162	$ 40,869